Income Taxes - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Income tax provision at the U.S. federal statutory rate	$ 5,192	$ 6,287	$ 4,189
U.S. State income tax (benefit) provision	(226)	(45)	436
Non-U.S. tax rate differential	(2,802)	6,734	2,477
Tax incentives	(139)	(1,292)	(305)
Valuation allowances	31	(898)	1,761
Non-deductible expenses/non-taxable income	(261)	1,677	(1,787)
Tax contingencies	1,184	(13,254)	(3,584)
U.S. tax effects of non-U.S. operations	1,001	3,268	4,273
Other, net	434	90	160
Total provision for income taxes	$ 4,414	$ 2,567	$ 7,620
Effective income tax rate	17.90%	8.60%	38.20%